Related Party Transactions and Balances - Schedule of Related Party Transactions and Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Related party transactions, rent expenses	$ 851	$ 798	$ 811
Sino Bioway Biotech Group Holding Limited
Related Party Transaction [Line Items]
Related party transactions, rent expenses	830	776	775
Dalian Jin Gang Group
Related Party Transaction [Line Items]
Related party transactions, rent expenses	$ 21	$ 22	$ 36